Cover	Mar. 10, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 10, 2021
Entity Registrant Name	DATTO HOLDING CORP.
Entity Central Index Key	0001724570
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39637
Entity Tax Identification Number	81-3345706
Entity Address, Address Line One	101 Merritt 7
Entity Address, City or Town	Norwalk
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06851
City Area Code	888
Local Phone Number	995-1431
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value
Trading Symbol	MSP
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false